Pension, Savings, And Other Employee Benefits (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age	65 years
Minimum required outstanding par value to each issue of bonds	$ 250,000,000
Threshold amortization, percentage of projected benefit obligation	10.00%
Threshold amortization, percentage of market-related value of plan assets	10.00%
Common stock held by the plan	238,587,000		234,220,000	236,370,000	243,598,000
Time period assumption for expected return of pension plan assets	30 years
Standard deivation from average yield	2
Increase in projected benefit obligations	8.00%
Expected reduction to interest cost in 2016 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ (5,800,000)
Qualified Pension Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.00%		5.85%	6.60%
Postretirement Benefit Post 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.15%		6.35%	6.95%
Postretirement Benefit Prior To 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	2.10%		2.30%	2.85%
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plans - underfunded	$ (17,038,000)		$ (18,689,000)
ASC 715 curtailment gain	(8,283,000)	[1]	0	$ 0
Tax Affected Adjustment To Accumulated Other Comprehensive Income	5,300,000
Reduction in projected benefit obligation	1,000,000
Interest cost	$ (1,413,000)		$ (1,754,000)	(2,033,000)
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Time period used to determine discount rate for defined benefit plan	30 years
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Time period used to determine discount rate for defined benefit plan	6 months
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation	32.00%		32.00%
Fixed Income And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation	68.00%		68.00%
Non Qualified Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to non-qualified plans	$ 4,900,000
Expected pension contribution	5,200,000
Funded status of the plans - underfunded	$ (45,800,000)		$ (50,000,000)
Non Qualified Plans [Member] | First Horizon National Corporation
Defined Benefit Plan Disclosure [Line Items]
Common stock held by the plan	792,607		792,607
Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer investment in qualified defined contribution plan	100.00%		100.00%
Maximum percent of employee pre-tax contributions that may be matched by the Company	6.00%		6.00%
Total number of allocated shares held by the ESOP	8,886,544
Qualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plans - underfunded	$ (132,600,000)		$ (114,300,000)
Flexible Benefits Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer Investment In Qualified Defined Contribution Plan Amount	$ 20,800,000		$ 20,400,000	$ 20,400,000

[1]	In 2015 , an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of t he plan in conjunction with the curtailment and realized a curtailment gain.